Consolidated Statements of Changes in Shareholders' (Deficit)/ Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2	$ 503,225	$ (1,270,198)	$ 1,227	$ (765,744)
Balance, shares at Dec. 31, 2020	12,000,000
Net loss			(354,743)		(354,743)
Foreign currency translation adjustment				4,053	4,053
Ending balance, value at Dec. 31, 2021	$ 2	503,225	(1,624,941)	5,280	(1,116,434)
Balance, shares at Dec. 31, 2021	12,000,000
Net loss			(596,881)		(596,881)
Foreign currency translation adjustment				(130)	(130)
Ending balance, value at Dec. 31, 2022	$ 2	503,225	(2,221,822)	5,150	(1,713,445)
Balance, shares at Dec. 31, 2022	12,000,000
Net loss			(648,854)		(648,854)
Foreign currency translation adjustment				21,224	21,224
Ending balance, value at Dec. 31, 2023	$ 8,350,002	$ 503,225	$ (2,870,676)	$ 26,374	$ 6,008,925
Balance, shares at Dec. 31, 2023	15,093,847